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John Hancock Financial Services, Inc.

Law Sector
John Hancock Place T-55
P.O. Box 111
Boston, Massachusetts  02117-0111

VIA EDGAR
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May 8, 2001

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
     Registration Statement Filed On Form S-6
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
     John Hancock Mutual Variable Life Account UV (VLI)                                # 33-63900
     John Hancock Mutual Variable Life Account UV (Flex V1)                            # 33-63842
     John Hancock Mutual Variable Life Account UV (Flex V2)                            # 33-75608
     John Hancock Mutual Variable Life Account UV (Variable Estate Protection)         # 33-64364
     John Hancock Mutual Variable Life Account UV (Medallion Variable Life)            # 33-76662

     JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
     Registration Statements Filed On Form S-6
     -----------------------------------------

     John Hancock Variable Life Account S (Majestic VUL)                               #333-15075
     John Hancock Variable Life Account S (Variable Estate Protection)                 # 33-64366
     John Hancock Variable Life Account S (Medallion Executive Variable Life)          #333-425
     John Hancock Variable Life Account S (Variable Master Plan Plus)                  # 33-79108
     John Hancock Variable Life Account U (Medallion Variable Life)                    # 33-76660
     John Hancock Variable Life Account U (VLI)                                        #  2-68061
     John Hancock Variable Life Account U (MVL Edge)                                   #333-52128
     John Hancock Variable Life Account U (eVariable Life)                             #333-50312
     John Hancock Variable Life Account V (Flex V1)                                    # 33-16611
     John Hancock Variable Life Account V (Flex V2)                                    # 33-75610
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Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form S-6 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Ronald J. Bocage
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Ronald J. Bocage